Quarterly portfolio holdings
John Hancock
Lifetime Blend Portfolios
Target date
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
2070 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.4%
Equity - 58.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,769	$41,535
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,253	52,144
Fixed income - 3.6%
Bond, Class NAV, JHSB (MIM US) (B)	316	4,233
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	115	888
High Yield, Class NAV, JHBT (MIM US) (B)	223	674

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $93,877)		$99,474
UNAFFILIATED INVESTMENT COMPANIES - 37.2%
Equity - 37.2%
Fidelity Mid Cap Index Fund	558	19,038
Fidelity Small Cap Index Fund	258	6,663
Vanguard FTSE Developed Markets ETF	96	5,336
Vanguard FTSE Emerging Markets ETF	106	4,982
Vanguard S&P 500 ETF	43	23,295

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $55,531)		$59,314
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$1,000	243
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	1,000	256
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	1,000	288
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	1,000	268

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,118)		$1,055
Total investments (Cost $150,526) - 100.3%		$159,843
Other assets and liabilities, net - (0.3%)		(445)
TOTAL NET ASSETS - 100.0%		$159,398
2065 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.3%
Equity - 58.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,547,210	$28,070,253
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,903,113	35,592,167
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	222,078	2,973,630
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	81,207	625,296
High Yield, Class NAV, JHBT (MIM US) (B)	156,687	474,761

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $60,009,246)		$67,736,107
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 37.0%
Equity - 37.0%
Fidelity Mid Cap Index Fund	380,308	$12,976,102
Fidelity Small Cap Index Fund	177,006	4,566,765
Vanguard FTSE Developed Markets ETF	65,363	3,632,876
Vanguard FTSE Emerging Markets ETF	72,796	3,421,412
Vanguard S&P 500 ETF	28,863	15,636,818

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,667,060)		$40,233,973
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
ICA Gruppen AB (C)(D)	13	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	240	723
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $303)		$756
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$983,900	238,754
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	559,500	143,183
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	159,800	46,002
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	709,300	190,357

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $717,167)		$618,296
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.2439% (F)(G)	5,803	58,048

TOTAL SHORT-TERM INVESTMENTS (Cost $57,827)		$58,048
Total investments (Cost $96,451,603) - 100.0%		$108,647,180
Other assets and liabilities, net - 0.0%		30,676
TOTAL NET ASSETS - 100.0%		$108,677,856
2060 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.3%
Equity - 58.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,003,208	$77,175,357
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,903,762	96,900,126
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	594,671	$7,962,639
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	217,453	1,674,387
High Yield, Class NAV, JHBT (MIM US) (B)	419,569	1,271,294

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $157,956,140)		$184,983,803
UNAFFILIATED INVESTMENT COMPANIES - 37.0%
Equity - 37.0%
Fidelity Mid Cap Index Fund	1,035,378	35,327,089
Fidelity Small Cap Index Fund	481,902	12,433,060
Vanguard FTSE Developed Markets ETF	184,495	10,254,232
Vanguard FTSE Emerging Markets ETF (H)	198,187	9,314,789
Vanguard S&P 500 ETF	78,580	42,571,500

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $90,321,137)		$109,900,670
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
ICA Gruppen AB (C)(D)	100	0
Health care - 0.0%
NMC Health PLC (C)(D)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,860	5,604
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	258

TOTAL COMMON STOCKS (Cost $2,348)		$5,862
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$2,797,700	678,892
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	1,858,600	475,639
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	455,200	131,039
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	2,356,500	632,422

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,267,578)		$1,917,992
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 4.2439% (F)(I)	957,884	9,581,335

TOTAL SHORT-TERM INVESTMENTS (Cost $9,581,003)		$9,581,335
Total investments (Cost $260,128,206) - 103.1%		$306,389,662
Other assets and liabilities, net - (3.1%)		(9,325,372)
TOTAL NET ASSETS - 100.0%		$297,064,290
2055 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.1%
Equity - 58.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,523,215	$126,985,831
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,168,554	161,446,472
Fixed income - 3.6%
Bond, Class NAV, JHSB (MIM US) (B)	978,265	13,098,965
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	357,721	2,754,455
High Yield, Class NAV, JHBT (MIM US) (B)	690,213	2,091,346

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $259,757,062)		$306,377,069
UNAFFILIATED INVESTMENT COMPANIES - 37.2%
Equity - 37.2%
Fidelity Mid Cap Index Fund	1,724,979	58,856,282
Fidelity Small Cap Index Fund	800,351	20,649,048
Vanguard FTSE Developed Markets ETF	311,790	17,329,288
Vanguard FTSE Emerging Markets ETF	330,188	15,518,836
Vanguard S&P 500 ETF	131,121	71,036,112

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $148,052,840)		$183,389,566
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
ICA Gruppen AB (C)(D)	209	0
Health care - 0.0%
NMC Health PLC (C)(D)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	3,894	11,733
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	541

TOTAL COMMON STOCKS (Cost $4,917)		$12,274
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$4,705,600	1,141,865
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	3,285,300	840,750
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	766,000	220,510
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	4,167,200	1,118,365

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,942,508)		$3,321,490
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2439% (F)(G)	16,827	168,314

TOTAL SHORT-TERM INVESTMENTS (Cost $168,313)		$168,314
Total investments (Cost $411,925,640) - 100.0%		$493,268,713
Other assets and liabilities, net - 0.0%		19,284
TOTAL NET ASSETS - 100.0%		$493,287,997
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2050 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.1%
Equity - 58.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,989,162	$165,180,568
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,083,556	209,444,395
Fixed income - 3.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,275,068	17,073,160
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	466,271	3,590,290
High Yield, Class NAV, JHBT (MIM US) (B)	899,657	2,725,961

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $337,274,636)		$398,014,374
UNAFFILIATED INVESTMENT COMPANIES - 37.2%
Equity - 37.2%
Fidelity Mid Cap Index Fund	2,241,339	76,474,480
Fidelity Small Cap Index Fund	1,041,613	26,873,611
Vanguard FTSE Developed Markets ETF	403,514	22,427,308
Vanguard FTSE Emerging Markets ETF (H)	429,029	20,164,363
Vanguard S&P 500 ETF	170,111	92,159,334

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $191,768,714)		$238,099,096
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
ICA Gruppen AB (C)(D)	287	0
Health care - 0.0%
NMC Health PLC (C)(D)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	5,335	16,074
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	741

TOTAL COMMON STOCKS (Cost $6,739)		$16,815
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$6,069,500	1,472,830
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	4,227,900	1,081,973
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	987,700	284,331
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	5,359,000	1,438,212

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,079,078)		$4,277,346
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 4.2439% (F)(I)	2,065,836	20,663,735

TOTAL SHORT-TERM INVESTMENTS (Cost $20,663,528)		$20,663,735
Total investments (Cost $554,792,695) - 103.2%		$661,071,366
Other assets and liabilities, net - (3.2%)		(20,273,724)
TOTAL NET ASSETS - 100.0%		$640,797,642
2045 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.0%
Equity - 55.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,814,191	$185,292,381
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,046,339	233,508,110
Fixed income - 4.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,571,007	21,035,778
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,089,405	8,388,421
High Yield, Class NAV, JHBT (MIM US) (B)	2,101,976	6,368,986

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $386,400,973)		$454,593,676
UNAFFILIATED INVESTMENT COMPANIES - 39.1%
Equity - 35.4%
Fidelity Mid Cap Index Fund	2,360,880	80,553,224
Fidelity Small Cap Index Fund	1,115,386	28,776,954
iShares Global Infrastructure ETF	13,917	821,103
iShares MSCI Global Min Vol Factor ETF	45,298	5,360,565
Vanguard Dividend Appreciation ETF	24,549	4,858,984
Vanguard Energy ETF	26,748	3,054,889
Vanguard FTSE Developed Markets ETF	528,232	29,359,135
Vanguard FTSE Emerging Markets ETF	393,637	18,500,939
Vanguard Global ex-U.S. Real Estate ETF	18,675	824,875
Vanguard Materials ETF (H)	8,558	1,631,155
Vanguard Real Estate ETF	27,827	2,485,508
Vanguard S&P 500 ETF	169,633	91,900,374
Fixed income - 2.7%
Vanguard Total Bond Market ETF	287,240	20,902,455
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	595,803	7,471,370

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $244,788,552)		$296,501,530
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
ICA Gruppen AB (C)(D)	366	0
Health care - 0.0%
NMC Health PLC (C)(D)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,811	20,521
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	946

TOTAL COMMON STOCKS (Cost $8,601)		$21,467
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$8,779,400	2,130,416
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	7,105,200	$1,818,310
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	1,413,900	407,022
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	8,896,300	2,387,529

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,094,805)		$6,743,277
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2439% (F)(I)	54,167	541,814

TOTAL SHORT-TERM INVESTMENTS (Cost $541,806)		$541,814
Total investments (Cost $639,834,737) - 100.0%		$758,401,764
Other assets and liabilities, net - (0.0%)		(355,909)
TOTAL NET ASSETS - 100.0%		$758,045,855
2040 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.2%
Equity - 49.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,428,025	$192,056,834
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,992,250	232,844,988
Fixed income - 9.2%
Bond, Class NAV, JHSB (MIM US) (B)	3,725,032	49,878,179
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,199,546	16,936,504
High Yield, Class NAV, JHBT (MIM US) (B)	4,243,960	12,859,198

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $435,092,323)		$504,575,703
UNAFFILIATED INVESTMENT COMPANIES - 40.6%
Equity - 33.9%
Fidelity Mid Cap Index Fund	2,294,770	78,297,544
Fidelity Small Cap Index Fund	1,078,899	27,835,582
iShares Global Infrastructure ETF	32,886	1,940,274
iShares MSCI Global Min Vol Factor ETF	110,579	13,085,919
Vanguard Dividend Appreciation ETF	44,122	8,733,067
Vanguard Energy ETF	63,199	7,217,958
Vanguard FTSE Developed Markets ETF	670,509	37,266,890
Vanguard FTSE Emerging Markets ETF (H)	333,086	15,655,042
Vanguard Global ex-U.S. Real Estate ETF	44,203	1,952,447
Vanguard Materials ETF	20,228	3,855,457
Vanguard Real Estate ETF	65,712	5,869,396
Vanguard S&P 500 ETF	171,136	92,714,639
Fixed income - 5.7%
Vanguard Total Bond Market ETF	681,699	49,607,236
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	686,503	8,608,748
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $297,081,927)		$352,640,199
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	$0
ICA Gruppen AB (C)(D)	353	0
Health care - 0.0%
NMC Health PLC (C)(D)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,565	19,779
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	912

TOTAL COMMON STOCKS (Cost $8,288)		$20,691
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$13,185,300	3,199,556
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	10,648,000	2,724,957
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	2,124,400	611,555
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	13,306,400	3,571,082

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,344,857)		$10,107,150
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
John Hancock Collateral Trust, 4.2439% (F)(I)	1,623,215	16,236,369

TOTAL SHORT-TERM INVESTMENTS (Cost $16,236,206)		$16,236,369
Total investments (Cost $760,763,601) - 101.8%		$883,580,112
Other assets and liabilities, net - (1.8%)		(15,865,036)
TOTAL NET ASSETS - 100.0%		$867,715,076
2035 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.1%
Equity - 43.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,613,924	$183,085,440
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,674,529	253,469,727
Fixed income - 14.4%
Bond, Class NAV, JHSB (MIM US) (B)	6,884,770	92,187,076
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,780,823	29,112,339
High Yield, Class NAV, JHBT (MIM US) (B)	7,294,988	22,103,813

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $507,286,537)		$579,958,395
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 40.4%
Equity - 30.2%
Fidelity Mid Cap Index Fund	2,170,142	$74,045,247
Fidelity Small Cap Index Fund	1,009,678	26,049,687
iShares Global Infrastructure ETF	56,997	3,362,823
iShares MSCI Global Min Vol Factor ETF	189,000	22,366,260
Vanguard Dividend Appreciation ETF	75,366	14,917,192
Vanguard Energy ETF (H)	109,535	12,509,992
Vanguard FTSE Developed Markets ETF	745,480	41,433,778
Vanguard FTSE Emerging Markets ETF (H)	240,405	11,299,035
Vanguard Global ex-U.S. Real Estate ETF	75,982	3,356,125
Vanguard Materials ETF (H)	35,056	6,681,674
Vanguard Real Estate ETF	112,425	10,041,801
Vanguard S&P 500 ETF	138,445	75,003,963
Fixed income - 9.2%
Vanguard Total Bond Market ETF	1,260,899	91,755,620
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	784,614	9,839,060

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $347,621,611)		$402,662,257
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
ICA Gruppen AB (C)(D)	377	0
Health care - 0.0%
NMC Health PLC (C)(D)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	7,026	21,169
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	975

TOTAL COMMON STOCKS (Cost $8,869)		$22,144
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$18,815,700	4,565,833
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	15,177,100	3,884,011
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	3,032,000	872,828
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	18,967,300	5,090,316

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,654,373)		$14,412,988
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 4.2439% (F)(I)	1,397,321	13,976,846

TOTAL SHORT-TERM INVESTMENTS (Cost $13,976,680)		$13,976,846
Total investments (Cost $886,548,070) - 101.3%		$1,011,032,630
Other assets and liabilities, net - (1.3%)		(13,368,380)
TOTAL NET ASSETS - 100.0%		$997,664,250
2030 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.1%
Equity - 38.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,877,567	$152,930,784
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,953,415	220,108,873
Fixed income - 16.9%
Bond, Class NAV, JHSB (MIM US) (B)	7,370,641	98,692,879
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,136,801	39,553,364
High Yield, Class NAV, JHBT (MIM US) (B)	8,872,583	26,883,927

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $476,597,539)		$538,169,827
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Equity - 25.5%
Fidelity Mid Cap Index Fund	1,707,313	58,253,513
Fidelity Small Cap Index Fund	775,056	19,996,447
iShares Global Infrastructure ETF	74,675	4,405,825
iShares MSCI Global Min Vol Factor ETF	245,518	29,054,600
Vanguard Dividend Appreciation ETF	98,044	19,405,849
Vanguard Energy ETF	143,040	16,336,598
Vanguard FTSE Developed Markets ETF	610,536	33,933,591
Vanguard FTSE Emerging Markets ETF	121,164	5,694,708
Vanguard Global ex-U.S. Real Estate ETF	99,967	4,415,542
Vanguard Materials ETF	45,777	8,725,096
Vanguard Real Estate ETF	146,653	13,099,046
Vanguard S&P 500 ETF	65,922	35,713,903
Fixed income - 15.2%
Invesco Senior Loan ETF (H)	530,944	11,075,492
Vanguard Short-Term Corporate Bond ETF	494,803	39,133,969
Vanguard Total Bond Market ETF	1,355,465	98,637,188
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	766,564	9,612,713

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $365,307,560)		$407,494,080
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
ICA Gruppen AB (C)(D)	338	0
Health care - 0.0%
NMC Health PLC (C)(D)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,295	18,965
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	874

TOTAL COMMON STOCKS (Cost $7,947)		$19,839
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$5,663,303	$5,541,298
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,565,788	5,545,969
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	771,386	773,623
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,253,355	5,382,782
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	18,045,400	4,378,911
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	14,536,600	3,720,099
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	2,907,900	837,103
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	18,162,600	4,874,356

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $34,028,541)		$31,054,141
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 4.2439% (F)(I)	783,048	7,832,520

TOTAL SHORT-TERM INVESTMENTS (Cost $7,832,372)		$7,832,520
Total investments (Cost $883,773,959) - 100.8%		$984,570,407
Other assets and liabilities, net - (0.8%)		(7,667,812)
TOTAL NET ASSETS - 100.0%		$976,902,595
2025 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.8%
Equity - 29.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,914,447	$87,217,206
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,165,033	124,623,300
Fixed income - 22.2%
Bond, Class NAV, JHSB (MIM US) (B)	7,235,125	96,878,329
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,792,672	36,903,577
High Yield, Class NAV, JHBT (MIM US) (B)	8,278,185	25,082,900

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $335,609,107)		$370,705,312
UNAFFILIATED INVESTMENT COMPANIES - 43.6%
Equity - 21.3%
Fidelity Mid Cap Index Fund	913,702	31,175,523
Fidelity Small Cap Index Fund	415,170	10,711,383
iShares Global Infrastructure ETF	68,309	4,030,231
iShares MSCI Global Min Vol Factor ETF	219,566	25,983,440
Vanguard Dividend Appreciation ETF	87,708	17,360,044
Vanguard Energy ETF (H)	130,475	14,901,550
Vanguard FTSE Developed Markets ETF	377,146	20,961,775
Vanguard Global ex-U.S. Real Estate ETF	90,707	4,006,528
Vanguard Materials ETF	41,829	7,972,607
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Real Estate ETF	134,543	$12,017,381
Vanguard S&P 500 ETF	7,051	3,819,950
Fixed income - 21.3%
Invesco Senior Loan ETF (H)	664,812	13,867,978
Vanguard Short-Term Corporate Bond ETF	531,115	42,005,885
Vanguard Total Bond Market ETF	1,324,061	96,351,919
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	557,750	6,994,185

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $286,537,568)		$312,160,379
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
ICA Gruppen AB (C)(D)	228	0
Health care - 0.0%
NMC Health PLC (C)(D)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,242	12,782
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	589

TOTAL COMMON STOCKS (Cost $5,355)		$13,371
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
U.S. Government - 4.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$7,866,265	7,696,801
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,731,570	7,704,039
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,133,724	1,137,011
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,297,256	7,477,039
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	10,486,500	2,544,663
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	8,499,900	2,175,231
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	1,689,700	486,417
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	10,621,600	2,850,553

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,665,868)		$32,071,754
SHORT-TERM INVESTMENTS - 2.9%
Short-term funds - 2.9%
John Hancock Collateral Trust, 4.2439% (F)(I)	2,094,448	20,949,923

TOTAL SHORT-TERM INVESTMENTS (Cost $20,949,488)		$20,949,923
Total investments (Cost $676,767,386) - 102.8%		$735,900,739
Other assets and liabilities, net - (2.8%)		(19,797,042)
TOTAL NET ASSETS - 100.0%		$716,103,697
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

2020 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.7%
Equity - 23.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,326,354	$25,636,420
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,726,751	45,689,973
Fixed income - 23.7%
Bond, Class NAV, JHSB (MIM US) (B)	3,346,549	44,810,285
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,197,186	16,918,332
High Yield, Class NAV, JHBT (MIM US) (B)	3,791,942	11,489,584

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $132,677,641)		$144,544,594
UNAFFILIATED INVESTMENT COMPANIES - 47.3%
Equity - 21.3%
Fidelity Mid Cap Index Fund	297,204	10,140,599
Fidelity Small Cap Index Fund	135,080	3,485,072
iShares Global Infrastructure ETF	29,417	1,735,603
iShares MSCI Global Min Vol Factor ETF	97,140	11,495,548
Vanguard Dividend Appreciation ETF	38,771	7,673,944
Vanguard Energy ETF (H)	56,541	6,457,548
Vanguard FTSE Developed Markets ETF	233,978	13,004,497
Vanguard Global ex-U.S. Real Estate ETF	39,216	1,732,171
Vanguard Materials ETF	18,097	3,449,288
Vanguard Real Estate ETF	57,667	5,150,816
Vanguard S&P 500 ETF	3,015	1,633,406
Fixed income - 25.0%
Invesco Senior Loan ETF (H)	405,099	8,450,365
Vanguard Short-Term Corporate Bond ETF	302,407	23,917,370
Vanguard Total Bond Market ETF	615,729	44,806,600
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	239,250	3,000,195

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $135,287,559)		$146,133,022
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
ICA Gruppen AB (C)(D)	70	0
Health care - 0.0%
NMC Health PLC (C)(D)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,309	3,943
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	182

TOTAL COMMON STOCKS (Cost $1,655)		$4,125
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$5,144,699	$5,033,866
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,055,766	5,037,763
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	756,620	758,813
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,772,309	4,889,884
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	3,382,600	820,824
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	2,738,800	700,893
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	544,900	156,861
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	3,422,400	918,481

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $18,694,766)		$18,317,385
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 4.2439% (F)(I)	476,568	4,766,916

TOTAL SHORT-TERM INVESTMENTS (Cost $4,766,767)		$4,766,916
Total investments (Cost $291,428,388) - 101.5%		$313,766,042
Other assets and liabilities, net - (1.5%)		(4,661,406)
TOTAL NET ASSETS - 100.0%		$309,104,636
2015 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.4%
Equity - 18.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	536,591	$5,913,229
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	896,235	10,987,841
Fixed income - 25.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,091,410	14,613,974
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	707,465	5,447,479
High Yield, Class NAV, JHBT (MIM US) (B)	1,221,975	3,702,583

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $37,363,456)		$40,665,106
UNAFFILIATED INVESTMENT COMPANIES - 49.2%
Equity - 19.6%
Fidelity Mid Cap Index Fund	57,828	1,973,108
Fidelity Small Cap Index Fund	28,206	727,726
iShares Global Infrastructure ETF	8,682	512,238
iShares MSCI Global Min Vol Factor ETF	29,662	3,510,201
Vanguard Dividend Appreciation ETF	11,478	2,271,841
Vanguard Energy ETF	16,689	1,906,051
Vanguard FTSE Developed Markets ETF	71,396	3,968,190
Vanguard Global ex-U.S. Real Estate ETF	11,668	515,376
Vanguard Materials ETF	5,341	1,017,995
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Real Estate ETF	17,345	$1,549,255
Vanguard S&P 500 ETF	837	453,453
Fixed income - 28.6%
Invesco Senior Loan ETF (H)	159,373	3,324,521
Vanguard Short-Term Corporate Bond ETF	112,580	8,903,952
Vanguard Total Bond Market ETF	200,712	14,605,811
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	71,681	898,880

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $43,098,735)		$46,138,598
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
ICA Gruppen AB (C)(D)	18	0
Health care - 0.0%
NMC Health PLC (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	336	1,014
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$1,061
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$2,083,929	2,039,034
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,048,085	2,040,792
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	309,197	310,094
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,932,971	1,980,593
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	673,100	163,335
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	536,500	137,297
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	108,200	31,148
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	670,500	179,944

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,913,424)		$6,882,237
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
John Hancock Collateral Trust, 4.2439% (F)(I)	222,935	2,229,932

TOTAL SHORT-TERM INVESTMENTS (Cost $2,229,860)		$2,229,932
Total investments (Cost $89,605,902) - 102.3%		$95,916,934
Other assets and liabilities, net - (2.3%)		(2,194,543)
TOTAL NET ASSETS - 100.0%		$93,722,391
2010 LIFETIME BLEND PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.5%
Equity - 13.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	304,152	$3,351,755
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	512,796	6,286,880
Fixed income - 26.8%
Bond, Class NAV, JHSB (MIM US) (B)	865,950	11,595,073
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	562,371	4,330,255
High Yield, Class NAV, JHBT (MIM US) (B)	970,910	2,941,857

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,954,729)		$28,505,820
UNAFFILIATED INVESTMENT COMPANIES - 50.9%
Equity - 17.4%
Fidelity Mid Cap Index Fund	20,645	704,414
Fidelity Small Cap Index Fund	12,927	333,528
iShares Global Infrastructure ETF	6,440	379,960
iShares MSCI Global Min Vol Factor ETF	22,389	2,649,514
Vanguard Dividend Appreciation ETF	8,411	1,664,789
Vanguard Energy ETF	12,435	1,420,201
Vanguard FTSE Developed Markets ETF	45,135	2,508,603
Vanguard Global ex-U.S. Real Estate ETF	8,675	383,175
Vanguard Materials ETF	3,979	758,397
Vanguard Real Estate ETF	12,854	1,148,119
Vanguard S&P 500 ETF	628	340,225
Fixed income - 32.6%
Invesco Senior Loan ETF	147,111	3,068,735
Vanguard Short-Term Corporate Bond ETF	105,043	8,307,852
Vanguard Total Bond Market ETF	159,034	11,572,907
Alternative markets - 0.9%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	52,276	655,541

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $34,078,491)		$35,895,960
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
ICA Gruppen AB (C)(D)	10	0
Health care - 0.0%
NMC Health PLC (C)(D)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	180	542
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$567
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,924,803	$1,883,336
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,891,581	1,884,846
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	287,198	288,031
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,785,545	1,829,536
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	229,000	55,569
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	181,700	46,499
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	36,800	10,594
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	228,000	61,189

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,022,030)		$6,059,600
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2439% (F)(G)	122	1,224

TOTAL SHORT-TERM INVESTMENTS (Cost $1,223)		$1,224
Total investments (Cost $67,056,700) - 100.0%		$70,463,171
Other assets and liabilities, net - 0.0%		2,137
TOTAL NET ASSETS - 100.0%		$70,465,308
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 5-31-25.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2070 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$99,474	$99,474	—	—
Unaffiliated investment companies	59,314	59,314	—	—
U.S. Government and Agency obligations	1,055	—	$1,055	—
Total investments in securities	$159,843	$158,788	$1,055	—

2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$67,736,107	$67,736,107	—	—
Unaffiliated investment companies	40,233,973	40,233,973	—	—
Common stocks	756	—	—	$756
U.S. Government and Agency obligations	618,296	—	$618,296	—
Short-term investments	58,048	58,048	—	—
Total investments in securities	$108,647,180	$108,028,128	$618,296	$756

2060 Lifetime Blend Portfolio
Investments in securities:
|	11

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2060 Lifetime Blend Portfolio (continued)
Assets
Affiliated investment companies	$184,983,803	$184,983,803	—	—
Unaffiliated investment companies	109,900,670	109,900,670	—	—
Common stocks	5,862	—	—	$5,862
U.S. Government and Agency obligations	1,917,992	—	$1,917,992	—
Short-term investments	9,581,335	9,581,335	—	—
Total investments in securities	$306,389,662	$304,465,808	$1,917,992	$5,862

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$306,377,069	$306,377,069	—	—
Unaffiliated investment companies	183,389,566	183,389,566	—	—
Common stocks	12,274	—	—	$12,274
U.S. Government and Agency obligations	3,321,490	—	$3,321,490	—
Short-term investments	168,314	168,314	—	—
Total investments in securities	$493,268,713	$489,934,949	$3,321,490	$12,274

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$398,014,374	$398,014,374	—	—
Unaffiliated investment companies	238,099,096	238,099,096	—	—
Common stocks	16,815	—	—	$16,815
U.S. Government and Agency obligations	4,277,346	—	$4,277,346	—
Short-term investments	20,663,735	20,663,735	—	—
Total investments in securities	$661,071,366	$656,777,205	$4,277,346	$16,815

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$454,593,676	$454,593,676	—	—
Unaffiliated investment companies	296,501,530	296,501,530	—	—
Common stocks	21,467	—	—	$21,467
U.S. Government and Agency obligations	6,743,277	—	$6,743,277	—
Short-term investments	541,814	541,814	—	—
Total investments in securities	$758,401,764	$751,637,020	$6,743,277	$21,467

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$504,575,703	$504,575,703	—	—
Unaffiliated investment companies	352,640,199	352,640,199	—	—
Common stocks	20,691	—	—	$20,691
U.S. Government and Agency obligations	10,107,150	—	$10,107,150	—
Short-term investments	16,236,369	16,236,369	—	—
Total investments in securities	$883,580,112	$873,452,271	$10,107,150	$20,691

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
12	|

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2035 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$579,958,395	$579,958,395	—	—
Unaffiliated investment companies	402,662,257	402,662,257	—	—
Common stocks	22,144	—	—	$22,144
U.S. Government and Agency obligations	14,412,988	—	$14,412,988	—
Short-term investments	13,976,846	13,976,846	—	—
Total investments in securities	$1,011,032,630	$996,597,498	$14,412,988	$22,144

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$538,169,827	$538,169,827	—	—
Unaffiliated investment companies	407,494,080	407,494,080	—	—
Common stocks	19,839	—	—	$19,839
U.S. Government and Agency obligations	31,054,141	—	$31,054,141	—
Short-term investments	7,832,520	7,832,520	—	—
Total investments in securities	$984,570,407	$953,496,427	$31,054,141	$19,839

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$370,705,312	$370,705,312	—	—
Unaffiliated investment companies	312,160,379	312,160,379	—	—
Common stocks	13,371	—	—	$13,371
U.S. Government and Agency obligations	32,071,754	—	$32,071,754	—
Short-term investments	20,949,923	20,949,923	—	—
Total investments in securities	$735,900,739	$703,815,614	$32,071,754	$13,371

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$144,544,594	$144,544,594	—	—
Unaffiliated investment companies	146,133,022	146,133,022	—	—
Common stocks	4,125	—	—	$4,125
U.S. Government and Agency obligations	18,317,385	—	$18,317,385	—
Short-term investments	4,766,916	4,766,916	—	—
Total investments in securities	$313,766,042	$295,444,532	$18,317,385	$4,125

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$40,665,106	$40,665,106	—	—
Unaffiliated investment companies	46,138,598	46,138,598	—	—
Common stocks	1,061	—	—	$1,061
U.S. Government and Agency obligations	6,882,237	—	$6,882,237	—
Short-term investments	2,229,932	2,229,932	—	—
Total investments in securities	$95,916,934	$89,033,636	$6,882,237	$1,061

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
|	13

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2010 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$28,505,820	$28,505,820	—	—
Unaffiliated investment companies	35,895,960	35,895,960	—	—
Common stocks	567	—	—	$567
U.S. Government and Agency obligations	6,059,600	—	$6,059,600	—
Short-term investments	1,224	1,224	—	—
Total investments in securities	$70,463,171	$64,403,004	$6,059,600	$567
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2070 Lifetime Blend Portfolio
Bond	316	—	$4,243	—	—	$(10)	$18	—	$4,233
Emerging Markets Debt	115	—	888	—	—	—	5	—	888
High Yield	223	—	670	—	—	4	4	—	674
International Strategic Equity Allocation	3,769	—	39,420	—	—	2,115	—	—	41,535
U.S. Sector Rotation	4,253	—	49,154	$(538)	$40	3,488	—	—	52,144
					$40	$5,597	$27	—	$99,474
2065 Lifetime Blend Portfolio
Bond	222,078	$1,047,327	$2,386,282	$(400,055)	$(7,693)	$(52,231)	$73,297	—	$2,973,630
Emerging Markets Debt	81,207	424,769	360,339	(150,733)	52	(9,131)	25,058	—	625,296
High Yield	156,687	308,923	254,944	(83,493)	(252)	(5,361)	19,295	—	474,761
International Strategic Equity Allocation	2,547,210	16,943,555	9,774,655	(186,292)	11,338	1,526,997	536,447	—	28,070,253
John Hancock Collateral Trust	5,803	659,418	12,815,487	(13,418,608)	1,681	70	2,893	—	58,048
U.S. Sector Rotation	2,903,113	24,404,953	12,128,715	(1,614,714)	233,131	440,082	289,550	$606,033	35,592,167
					$238,257	$1,900,426	$946,540	$606,033	$67,794,155
2060 Lifetime Blend Portfolio
Bond	594,671	$3,319,143	$6,823,412	$(2,027,831)	$(38,333)	$(113,752)	$205,711	—	$7,962,639
Emerging Markets Debt	217,453	1,346,161	993,465	(642,068)	10,297	(33,468)	70,532	—	1,674,387
High Yield	419,569	979,026	739,066	(430,395)	(1,761)	(14,642)	54,140	—	1,271,294
International Strategic Equity Allocation	7,003,208	55,249,865	18,633,997	(827,274)	44,687	4,074,082	1,608,028	—	77,175,357
14	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	957,884	$2,342,976	$35,686,850	$(28,451,134)	$2,217	$426	$4,504	—	$9,581,335
U.S. Sector Rotation	7,903,762	79,580,130	21,002,928	(5,418,513)	693,886	1,041,695	839,074	$1,756,194	96,900,126
					$710,993	$4,954,341	$2,781,989	$1,756,194	$194,565,138
2055 Lifetime Blend Portfolio
Bond	978,265	$5,843,451	$9,373,494	$(1,844,935)	$(12,415)	$(260,630)	$350,281	—	$13,098,965
Emerging Markets Debt	357,721	2,369,957	1,120,824	(698,122)	9,931	(48,135)	120,870	—	2,754,455
High Yield	690,213	1,723,605	828,580	(434,182)	(61)	(26,596)	92,691	—	2,091,346
International Strategic Equity Allocation	11,523,215	97,323,987	24,479,524	(1,497,105)	94,151	6,585,274	2,784,148	—	126,985,831
John Hancock Collateral Trust	16,827	3,721,413	86,061,472	(89,616,549)	1,651	327	9,045	—	168,314
U.S. Sector Rotation	13,168,554	140,103,220	27,770,827	(9,470,731)	1,297,635	1,745,521	1,443,806	$3,021,907	161,446,472
					$1,390,892	$7,995,761	$4,800,841	$3,021,907	$306,545,383
2050 Lifetime Blend Portfolio
Bond	1,275,068	$7,475,156	$12,855,095	$(2,902,667)	$2,254	$(356,678)	$451,949	—	$17,073,160
Emerging Markets Debt	466,271	3,031,735	1,648,340	(1,038,629)	14,347	(65,503)	155,422	—	3,590,290
High Yield	899,657	2,204,898	1,195,595	(638,967)	(1,099)	(34,466)	119,316	—	2,725,961
International Strategic Equity Allocation	14,989,162	124,628,701	33,448,329	(1,448,287)	82,824	8,469,001	3,599,089	—	165,180,568
John Hancock Collateral Trust	2,065,836	5,147,854	73,521,210	(58,007,034)	1,044	661	5,533	—	20,663,735
U.S. Sector Rotation	17,083,556	179,225,702	36,739,633	(10,503,220)	1,448,894	2,533,386	1,844,427	$3,860,415	209,444,395
					$1,548,264	$10,546,401	$6,175,736	$3,860,415	$418,678,109
2045 Lifetime Blend Portfolio
Bond	1,571,007	$13,577,087	$12,379,252	$(4,480,172)	$31,428	$(471,817)	$626,766	—	$21,035,778
Emerging Markets Debt	1,089,405	6,938,391	2,990,959	(1,415,506)	19,578	(145,001)	359,597	—	8,388,421
High Yield	2,101,976	5,046,103	2,432,341	(1,026,175)	(3,097)	(80,186)	276,351	—	6,368,986
International Strategic Equity Allocation	16,814,191	144,510,477	33,945,517	(2,383,149)	142,643	9,076,893	4,110,247	—	185,292,381
John Hancock Collateral Trust	54,167	6,279,143	146,559,254	(152,297,900)	774	543	13,134	—	541,814
U.S. Sector Rotation	19,046,339	208,458,779	32,725,341	(12,061,803)	1,836,337	2,549,456	2,118,250	$4,433,529	233,508,110
					$2,027,663	$10,929,888	$7,504,345	$4,433,529	$455,135,490
2040 Lifetime Blend Portfolio
Bond	3,725,032	$36,016,169	$19,895,544	$(4,967,560)	$6,734	$(1,072,708)	$1,496,763	—	$49,878,179
Emerging Markets Debt	2,199,546	15,045,780	3,476,712	(1,335,073)	17,297	(268,212)	745,051	—	16,936,504
|	15

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	4,243,960	$10,722,499	$3,122,331	$(821,174)	$(5,496)	$(158,962)	$567,855	—	$12,859,198
International Strategic Equity Allocation	17,428,025	148,293,333	35,439,933	(1,848,184)	125,631	10,046,121	4,174,478	—	192,056,834
John Hancock Collateral Trust	1,623,215	295,193	206,162,467	(190,223,413)	1,949	173	12,596	—	16,236,369
U.S. Sector Rotation	18,992,250	209,090,877	34,918,099	(16,145,357)	2,355,738	2,625,631	2,100,073	$4,395,485	232,844,988
					$2,501,853	$11,172,043	$9,096,816	$4,395,485	$520,812,072
2035 Lifetime Blend Portfolio
Bond	6,884,770	$70,887,044	$29,211,934	$(5,847,161)	$(27,030)	$(2,037,711)	$2,801,479	—	$92,187,076
Emerging Markets Debt	3,780,823	26,705,307	4,724,988	(1,882,605)	18,521	(453,872)	1,294,515	—	29,112,339
High Yield	7,294,988	19,011,912	4,323,375	(951,219)	(8,239)	(272,016)	985,673	—	22,103,813
International Strategic Equity Allocation	16,613,924	153,802,396	23,044,427	(3,463,963)	175,567	9,527,013	4,304,696	—	183,085,440
John Hancock Collateral Trust	1,397,321	4,895,571	148,051,555	(138,973,514)	2,704	530	23,487	—	13,976,846
U.S. Sector Rotation	20,674,529	222,007,740	36,875,092	(11,226,318)	1,716,386	4,096,827	2,190,203	$4,584,128	253,469,727
					$1,877,909	$10,860,771	$11,600,053	$4,584,128	$593,935,241
2030 Lifetime Blend Portfolio
Bond	7,370,641	$87,022,764	$21,132,505	$(6,884,922)	$(153,151)	$(2,424,317)	$3,231,075	—	$98,692,879
Emerging Markets Debt	5,136,801	34,485,706	8,909,951	(3,272,956)	53,580	(622,917)	1,721,504	—	39,553,364
High Yield	8,872,583	23,633,112	5,047,061	(1,440,121)	(22,985)	(333,140)	1,219,498	—	26,883,927
International Strategic Equity Allocation	13,877,567	130,681,688	19,656,370	(5,255,197)	310,333	7,537,590	3,635,314	—	152,930,784
John Hancock Collateral Trust	783,048	2,994,442	266,076,932	(261,239,097)	(8)	251	53,377	—	7,832,520
U.S. Sector Rotation	17,953,415	197,121,782	29,841,159	(11,431,747)	1,771,751	2,805,928	1,954,951	$4,091,743	220,108,873
					$1,959,520	$6,963,395	$11,815,719	$4,091,743	$546,002,347
2025 Lifetime Blend Portfolio
Bond	7,235,125	$86,113,142	$20,194,354	$(7,030,072)	$(69,735)	$(2,329,360)	$3,123,523	—	$96,878,329
Emerging Markets Debt	4,792,672	33,450,225	7,403,110	(3,440,665)	77,276	(586,369)	1,605,670	—	36,903,577
High Yield	8,278,185	22,614,586	3,817,606	(1,038,471)	(4,308)	(306,513)	1,131,939	—	25,082,900
International Strategic Equity Allocation	7,914,447	75,885,038	12,855,857	(5,829,524)	243,287	4,062,548	2,045,326	—	87,217,206
John Hancock Collateral Trust	2,094,448	2,809,457	250,655,931	(232,516,673)	917	291	46,689	—	20,949,923
U.S. Sector Rotation	10,165,033	113,175,643	20,911,562	(12,069,845)	1,437,568	1,168,372	1,097,402	$2,296,879	124,623,300
					$1,685,005	$2,008,969	$9,050,549	$2,296,879	$391,655,235
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2020 Lifetime Blend Portfolio
Bond	3,346,549	$43,225,903	$8,544,690	$(5,697,453)	$(101,264)	$(1,161,591)	$1,537,250	—	$44,810,285
Emerging Markets Debt	2,197,186	16,268,146	3,074,299	(2,186,058)	51,018	(289,073)	772,745	—	16,918,332
High Yield	3,791,942	11,022,766	1,633,795	(1,015,708)	(5,864)	(145,405)	544,873	—	11,489,584
International Strategic Equity Allocation	2,326,354	22,790,792	4,499,356	(2,927,763)	127,058	1,146,977	612,019	—	25,636,420
John Hancock Collateral Trust	476,568	8,633,891	152,810,546	(156,677,969)	(536)	984	21,987	—	4,766,916
U.S. Sector Rotation	3,726,751	42,174,633	9,463,512	(6,912,664)	880,220	84,272	413,412	$865,278	45,689,973
					$950,632	$(363,836)	$3,902,286	$865,278	$149,311,510
2015 Lifetime Blend Portfolio
Bond	1,091,410	$14,028,282	$3,708,561	$(2,729,298)	$(14,347)	$(379,224)	$503,827	—	$14,613,974
Emerging Markets Debt	707,465	5,199,636	1,384,298	(1,062,244)	29,333	(103,544)	249,117	—	5,447,479
High Yield	1,221,975	3,521,442	766,564	(538,312)	859	(47,970)	175,530	—	3,702,583
International Strategic Equity Allocation	536,591	5,263,104	1,145,786	(803,557)	79,592	228,304	138,910	—	5,913,229
John Hancock Collateral Trust	222,935	4,220,976	38,781,576	(40,773,544)	446	478	8,335	—	2,229,932
U.S. Sector Rotation	896,235	11,427,275	1,984,538	(2,640,122)	349,372	(133,222)	115,633	$242,022	10,987,841
					$445,255	$(435,178)	$1,191,352	$242,022	$42,895,038
2010 Lifetime Blend Portfolio
Bond	865,950	$11,370,993	$3,207,054	$(2,631,016)	$(42,297)	$(309,661)	$407,123	—	$11,595,073
Emerging Markets Debt	562,371	4,135,944	1,284,585	(1,022,709)	11,165	(78,730)	199,771	—	4,330,255
High Yield	970,910	2,807,874	850,420	(674,453)	(3,182)	(38,802)	141,062	—	2,941,857
International Strategic Equity Allocation	304,152	3,026,286	730,663	(569,105)	68,907	95,004	78,520	—	3,351,755
John Hancock Collateral Trust	122	39,490	43,129,053	(43,167,133)	(188)	2	5,916	—	1,224
U.S. Sector Rotation	512,796	6,639,493	1,960,729	(2,447,597)	341,467	(207,212)	66,156	$138,466	6,286,880
					$375,872	$(539,399)	$898,548	$138,466	$28,507,044
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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